Financial Instrument Risk Management - Derivative Financial Instruments by Counterparty Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of external credit grades [line items]
Carrying value	$ 178,698	$ 162,948
Derivatives
Disclosure of external credit grades [line items]
Carrying value	1,971	2,183
Derivatives | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost
Disclosure of external credit grades [line items]
Carrying value	1,940	2,158
Derivatives | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost | AA Rating
Disclosure of external credit grades [line items]
Carrying value	494	472
Derivatives | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost | A Rating
Disclosure of external credit grades [line items]
Carrying value	1,438	1,686
Derivatives | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost | BBB Rating
Disclosure of external credit grades [line items]
Carrying value	8	0
Derivatives | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements
Disclosure of external credit grades [line items]
Carrying value	(1,043)	(739)
Derivatives | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements | AA Rating
Disclosure of external credit grades [line items]
Carrying value	(203)	(136)
Derivatives | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements | A Rating
Disclosure of external credit grades [line items]
Carrying value	(840)	(603)
Derivatives | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements | BBB Rating
Disclosure of external credit grades [line items]
Carrying value	0	0
Derivatives | Over-the-counter derivative contracts | Credit risk | Net replacement cost
Disclosure of external credit grades [line items]
Carrying value	897	1,419
Derivatives | Over-the-counter derivative contracts | Credit risk | Net replacement cost | AA Rating
Disclosure of external credit grades [line items]
Carrying value	291	336
Derivatives | Over-the-counter derivative contracts | Credit risk | Net replacement cost | A Rating
Disclosure of external credit grades [line items]
Carrying value	598	1,083
Derivatives | Over-the-counter derivative contracts | Credit risk | Net replacement cost | BBB Rating
Disclosure of external credit grades [line items]
Carrying value	8	0
Derivatives | Exchange-traded derivative contracts
Disclosure of external credit grades [line items]
Carrying value	$ 31	$ 25